Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Risks in relation to the VIE structure

Risks in relation to the VIE structure

It is possible that the Company’s operation of certain of its operations and businesses through its VIE could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Company’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote. On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIE within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law was passed by the People’s Congress of the PRC and went into effect in its current form and as a result the Company’s VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, about the Company’s operation of certain of its operations and businesses through its VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations and have a severe adverse impact on the Company’s cash flows, financial position and operating performance.

In addition, it is possible that the contracts among Taizhou Suxuantang, WFOE, and the nominee shareholders of Taizhou Suxuantang would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company is unable to enforce these contractual arrangements, the Company will not be able to exert effective control over the VIEs. Consequently, the VIEs’ results of operations, assets and liabilities would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position, and operating performance would be materially adversely affected. The Company’s contractual arrangements Taizhou Suxuantang, WFOE, and the nominee shareholders of Taizhou Suxuantang are approved and in place. Management believes that such contracts are enforceable and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the contracts to be unenforceable.

The Company’s operations and businesses rely on the operations and businesses of its VIEs, which hold certain recognized revenue-producing assets. The VIEs also have an assembled workforce, focused primarily on research and development, whose costs are expensed as incurred. The Company’s operations and businesses may be adversely impacted if the Company loses the ability to use and enjoy assets held by its VIE.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statement of operations.

The reporting and functional currencies of the Company and SXT HK are the United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. In addition, the WFOE and the VIE maintain their books and records in their respective local currency, Renminbi (“RMB”), which is also the respective functional currency for each subsidiary and VIE as they are the primary currency of the economic environment in which each subsidiary operates.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not the US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of a foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statement of stockholders’ equity. Other equity items are translated using the exchange rates on the transaction date.

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	March 31, 2023	March 31, 2022	March 31, 2021

Balance sheet items, except for equity accounts	6.8676	6.3393	6.5518
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.8516	6.4180	6.7834

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information.

Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The following are some of the areas requiring significant judgments and estimates as of March 31, 2023 and 2022: determinations of the useful lives of long-lived assets, estimates of allowances for doubtful accounts, sales return rate, abnormal capacity for inventory production, valuation assumptions in performing asset impairment tests of long-lived assets, the discount rate used for right-of-use assets and lease liabilities calculation, and determinations of fair value of warrants.

Going Concern [Policy Text Block]

Going Concern

The consolidated financial statements for the years ended March 31, 2023 and 2022 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the consolidated financial statements, the Company reported net losses of $5,934,772, $5,736,095, and $2,748,183 for the years ended March 31, 2023, 2022 and 2021, respectively. The Company had accumulated deficits of $21,613,133 and $15,688,278 as of March 31, 2023 and 2022, respectively. The Company used funds in operating activities of $80,757 and $1,316,561 for the years ended March 31, 2023 and 2021, and generated funds in operating activities of $268,293 for the year ended March 31, 2022, respectively. In addition, the Company suffered a continuous decline in revenue for the years ended March 31, 2023, 2022, and 2021. These factors raise substantial doubt about the Company's ability to continue as a going concern.

The Company is in the process of building its customer base to generate more revenues as well as cutting expenses, and the Company is seeking to raise capital through additional debt from equity financings to fund its operations. However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company's ongoing capital expenditure, working capital, and other requirements. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset and the amounts or classification of liabilities that may result from the outcome of this uncertainty. If the going concern assumption is not appropriate, material adjustments to the financial statements could be required.

Fair values of financial instruments

Fair values of financial instruments

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all nonfinancial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value.

As of March 31, 2023 and 2022, financial instruments of the Company primarily comprised of cash and cash equivalents, restricted cash, accounts receivables, notes receivable, loan receivable and accrued interest, short-term borrowings, short-term convertible notes, long-term borrowings (current and non-current portion), accounts payable, amounts due to related parties and accrued expenses, lease liabilities and other liabilities. For lease liabilities, fair value approximates their carrying value at the year-end as the interest rates used to discount the host contracts approximate market rates. The carrying amounts of these financial instruments approximated their fair values because of their generally short maturities. The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of March 31, 2023 and 2022.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash is cash held as collateral for transactions and loans the Company has entered into or penalty the Company is required to pay.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective April 1, 2018, using the retrospective transition method.

The ending balance of restricted cash presented on the face of the consolidated balance sheets as of March 31, 2023 and 2022 were $0 and $45,297, respectively.

Accounts receivable

Accounts receivable

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, which are due on demand. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history, and the current economic conditions to make adjustments in the allowance when it is considered necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2023 and 2022, the Company assessed the recoverability of its accounts receivable and record an allowance of $1,522,739 and $762,992, respectively.

Inventories

Inventories

Inventories primarily include raw materials and finished goods.

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs. Net realizable value represents the anticipated selling price, net of distribution cost, less estimated costs to completion for work in progress. As of March 31, 2023 and 2022, the Company assessed the net realizable value of its inventories and record a provision of $158,834 and $172,070, respectively.

Advance to suppliers

Advance to suppliers

Advance to suppliers represent amounts advanced to suppliers for future purchases of raw materials and for other services. The suppliers usually require advance payments when the Company makes purchase or orders service, and the advanced payments will be utilized to offset the Company’s future payments. These amounts are unsecured, non-interest bearing and generally short-term in nature.

Allowances are recorded when utilization and collection of amounts due are in doubt. Delinquent prepayments are written-off after management has determined that the likelihood of utilization or collection is not probable and known bad debts are written off against the allowances when identified. As of March 31, 2023 and 2022, the Company record no allowances for advance to suppliers balances, respectively.

Property, plant and equipment, net

Property, plant and equipment, net

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years (shorter of the lease term and the remaining useful life)

The Company reviews property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. For the years ended March 31, 2023 and 2022, there were no impairment of property, plant and equipment.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation and amortization of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated income statements.

Intangible assets, net

Intangible assets, net

Intangible assets are stated at cost less accumulated amortization. Intangible assets represented the trademarks registered in the PRC and purchased software which are amortized on a straight-line basis over a useful life of 10 years.

The Company follows ASC Topic 350 in accounting for intangible assets, which requires impairment losses to be recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by the assets are less than the assets’ carrying amounts. For the years ended March 31, 2023 and 2022, the Company recorded no impairment of intangible assets.

Construction in progress

Construction in progress

Construction in progress records the cost of construction work, which is not yet completed. A construction in process item is not depreciated until the asset is placed in service.

Construction in progress respects unfinished factory, workshop and retail outlet. Construction in progress will be transferred to leasehold improvement when it is finished. Depreciation is recorded starting at the time when assets are ready for the intended use. For the year ended March 31, 2023, the Company assessed the recoverability of its construction in progress and recorded full impairment of $349,390 for its construction in progress. For the year ended March 31, 2022, the Company recorded no impairment for construction in progress.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets primarily include property, plant and equipment, construction on progress, and intangible assets. In accordance with the provision of ASC Topic 360-10-5, “Impairment or Disposal of Long-Lived Assets”, the Company generally conducts its annual impairment evaluation to its long-lived assets, usually in the fourth quarter of each year, or more frequently if indicators of impairment exist, such as a significant sustained change in the business climate. The recoverability of long-lived assets is measured at the reporting unit level, which is an operating segment or one level below an operating segment. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. The Company record impairment for construction in progress of $349,390 and nil for the years ended March 31, 2023 and 2022, respectively.

Convertible note, net

Convertible note, net

ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, provides simplification of the convertible debt accounting framework by eliminating the cash conversion and the beneficial conversion feature accounting models for convertible debt and convertible preferred stock. The new guidance removes from GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. ASU 2020-06 requires adoption using either modified retrospective method or full retrospective method.

Under the new framework, the reporting entity will decide the accounting for its convertible notes in the following steps: (1) a reporting entity will first decide whether to elect the fair value option under ASC 825-10 (convertible debt issued with a substantial premium may be ineligible for the fair value option); (2) if the fair value option is not elected, the reporting entity must assess whether the conversion feature requires bifurcation pursuant to ASC 815; (3) if bifurcation is not required, the reporting entity must evaluate whether the convertible debt was issued with a substantial premium; (4) if the fair value option is not elected, the conversion option is not required to be bifurcated, and the convertible debt was not issued with a substantial premium, the convertible debt will be accounted for as a single unit of account under the “traditional convertible security” model. Debt discount is amortized over the period during which the convertible note is expected to be outstanding (through the maturity date) as additional non-cash interest expense.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”), on April 1, 2018, using the modified retrospective method. Revenues for the years ended March 31, 2023, 2022 and 2021 were presented under ASC 606, and revenues for the year ended March 31, 2018 was not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition.

Revenue is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration of which the Company expect to be entitled to in exchange for the goods, and the Company can reasonably estimates return provision for the goods. The product return provisions are estimated based on (1) historical rates, (2) specific identification of outstanding returns not yet received from customers and outstanding discounts and claims and (3) estimated returns, discounts and claims expected, but not yet finalized with customers. As of March 31, 2023 and 2022, sales return provision recorded in refund liabilities were $111,951 and $122,773.

For the years ended March 31, 2023, 2022 and 2021, the Company did not have any significant incremental costs of obtaining contracts with customers incurred or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

The Company does not have amounts of contract assets since revenue is recognized as control of goods is transferred. The contract liabilities of the Company consist of advance payments from customers. The contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. Contract liabilities were recognized when the Company receives prepayment from customers resulting from purchase order. Contract liabilities will be recognized as revenue when the products are delivered. As of March 31, 2023 and 2022, the Company record advance from customers of $165,534 and $77,366, respectively, which will be recognized as revenue upon delivery of the products sold. For the years ended March 31, 2023 and 2022, the beginning balance of contract liabilities of $77,366 and $257,449 were recognized as revenue when the products are delivered.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of cost of materials, direct labors, overhead, and other related incidental expenses that are directly attributable to the Company’s principal operations.

Market development fees

Market development fees

Market development fees relate mainly to market development and advertisements of our pharmaceutical products. For the years ended March 31, 2023 and 2022, marketing and advertising expenses are $227,850 and $707,243, respectively, which are included in selling expenses in our consolidated statements of operations and comprehensive income.

Income Taxes

Income Taxes

Current income tax expenses are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

The Company adopts ASC 740-10-25 “Income Taxes” which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have significant unrecognized uncertain tax positions, or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of March 31, 2023 and 2022.

Comprehensive income

Comprehensive income

Comprehensive income includes net income and foreign currency adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income. Accumulated other comprehensive income, as presented on the balance sheets are the cumulative foreign currency translation adjustments. As of March 31, 2023 and 2022, the Company recorded accumulated other comprehensive loss balance of $197,571 and accumulated other comprehensive income balance of $956,142, respectively.

Leases

Leases

Leases are classified at lease commencement date as either a finance lease or an operating lease. A lease is a finance lease if it meets any of the following criteria: (a) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term. (b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (c) the lease term is for the major part of the remaining economic life of the underlying asset, (d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or (e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. When none of the criteria meets, the lease shall be classified as an operating lease.

For lessee, a lease is recognized as a right-of-use asset with a corresponding liability at lease commencement date. The lease liability is calculated at the present value of the lease payments not yet paid by using the lease term and discount rate determined at lease commencement. The right-of-use asset is calculated as the lease liability, increased by any initial direct costs and prepaid lease payments, reduced by any lease incentives received before lease commencement. The right-of-use asset itself is amortized on a straight-line basis unless another systematic method better reflects how the underlying asset will be used by and benefits the lessee over the lease term.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842). The amendments in this ASU require an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. The Company adopted ASC 842 effective as of the beginning of the year ended March 31, 2023 by using a modified retrospective transition approach in the accompanying financial statements of the Company. The adoption of this standard had a material impact on the Company’s financial position as increased its assets and liabilities due to the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets, and no material impact on its consolidated statements of comprehensive loss and cash flows.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease and finance lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, which is a strategic committee comprised of members of the Company’s management team. In the respective periods presented, the Company had one single operating and reportable segment, namely the manufacture and distribution of TCMP. Although TCMP consist of different business units of the Company, information provided to the chief operating decision-maker is at the revenue level and the Company does not allocate operating costs or assets across business units, as the chief operating decision-maker does not use such information to allocate resources or evaluate the performance of the business units. As the Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.

Earnings per share

Earnings per share

Earnings (loss) per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive ordinary share equivalents. Dilutive ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. There were no dilutive ordinary share equivalents outstanding during the years ended March 31, 2023 and 2022.

Related party transactions

Related party transactions

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity.

Significant risks and uncertainties

Significant risks and uncertainties

Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, advances to suppliers, loan receivable and accrued interest, and prepayments, receivables and other current assets. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of March 31, 2023 and 2022, the Company held cash and cash equivalents of $17,368,478 and $15,524,322, respectively, which were primarily deposited in financial institutions located in Mainland China and uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in China which management believes are of high credit quality. The Company’s operations are carried out in Mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other factors.

The Company conducts credit evaluations of its customers and suppliers and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts on the individual customer’s financial condition, credit history, and the current economic conditions. As of March 31, 2023 and 2022, the Company record allowances of $1,522,739 and $762,992 for accounts receivable, respectively. As of March 31, 2023 and 2022, the Company recorded allowances of $473,237 and Nil for prepayments, receivables and other assets, respectively. As of March 31, 2023 and 2022, the Company recorded allowances of $1,581,000 and Nil for loan receivable and accrued interest, respectively.

Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liabilities that potentially subject the Company to significant concentration of liquidity risk primarily consist of bank loans (current and non-current portion), accounts payable, amounts due to related parties, and accrued expenses and other liabilities. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the owners to obtain short-term funding to meet the liquidity shortage.

Foreign currency risk

The Company has significant operating activities, thus has assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers ‘invoices and signed contracts”. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Where there is a significant change in value of RMB, the gains and losses resulting from translation of financial statements of a foreign subsidiary will be significantly affected.

Concentration risk

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases, respectively. The loss of any of the Company’s significant supplier or the failure to purchase key raw material could have a material adverse effect on our business, consolidated results of operations and financial condition.

For the years ended March 31, 2023 and 2022, there were three customers and one customer generated sales which accounted for over 10% of total revenues generated for that year, respectively. The details are as follows:

	For the years ended, March 31,
	2023	2022
Customer A	30.26%	23.53%
Customer B	20.02%	-%
Customer C	13.87%	-%

As of March 31, 2023 and 2022, accounts receivable due from these customers as a percentage of consolidated accounts receivable balances were as follows:

	As of March 31,
	2023	2022
Customer A	7.54%	6.66%
Customer B	10.39%	-%
Customer C	1.82%	-%
Customer D – related party	-%	25.37%

For the years ended March 31, 2023 and 2022, there were two suppliers and three suppliers which accounted for over 10% of total purchase for that year, respectively. The details are as follows:

	For the years ended, March 31,
	2023	2022
Supplier A	44.21%	-%
Supplier B	16.50%	-%
Supplier C	7.05%	15.58%
Supplier D	1.46%	31.93%
Supplier E	4.18%	23.90%

As of March 31, 2023 and 2022, accounts payable due to these suppliers as a percentage of consolidated accounts payable balances were as follows:

	As of March 31,
	2023	2022
Supplier A	17.88%	-%
Supplier B	5.99%	-%
Supplier C	13.74%	18.10%
Supplier D	10.52%	13.64%
Supplier E	-%	-%
Supplier F	-%	10.04%

Recently issued accounting standards

Recently issued accounting standards

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has adopted the extended transition period.

In February 2016, the FASB issued ASU No. 2016-02, Leases, or ASU 2016-02, which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, or ASU 2018-10, to supersede ASU 2016-02. In addition, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, that provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic ASC 840, Leases). In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which amended the effective date of Topic 842, Leases. ASC 842 is now effective for private companies and nonprofit organizations annual reporting periods beginning after December 15, 2021. This was done to provide these organizations with accounting relief during the COVID-19 global pandemic. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning April 1, 2022. The Company adopted ASC 842 as of the beginning of the year ended March 31, 2023 by using a modified retrospective transition approach in the accompanying financial statements of the Company. The adoption of this standard had a material impact on the Company’s financial position as increased its assets and liabilities due to the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets, and no material impact on its consolidated statements of comprehensive loss and cash flows.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, or ASU 2016-13. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC 842, Leases (“ASC 842”) instead of ASC Subtopic 326-20. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which amended the effective date of ASU 2016-13. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning April 1, 2022. Early adoption is permitted. The Company as an EGC plans to adopt the update as of the beginning of the year ended March 31, 2024 and expects the adoption has no material effect on the Company’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning March 31, 2022. The Company adopted the update as of the beginning of the year ended March 31, 2023 and the adoption had no material effect on the Company’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows.

In August 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Among other changes, the new guidance removes from GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. As a result, after adopting the guidance, entities will no longer separately present such embedded conversion features in equity, and will instead account for the convertible debt wholly as debt. The new guidance also requires use of the “if-converted” method when calculating the dilutive impact of convertible debt on earnings per share, which is consistent with the Company’s current accounting treatment under the current guidance. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, but only at the beginning of the fiscal year. Early adoption is permitted. The Company adopted the update as of the beginning of the year ended March 31, 2023 and the adoption had no material effect on the Company’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows.

The Company does not believe other recently issued but not yet effective accounting statements, if recently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows.